SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment ¥ / $	Dec. 31, 2020 USD ($) ¥ / $	Dec. 31, 2019 USD ($)
Inventories
Period For Considering Vehicle As Slow Moving	90 days
Write down of inventory	$ 0	$ 0	$ 0
Cash and cash equivalents
Cash and cash equivalents	0	0
Prepaid expenses, other current assets and other non-current assets
Allowance recognized during the year	$ 4,216	$ 0	$ 0
Foreign Currency Translation [Abstract]
Foreign currency exchange rate | ¥ / $	6.3726	6.5250
Foreign currency, average translation rate	6.3914	6.7434	6.9081
Segment reporting
Number of geographical segments | segment	0
Impairment of long-lived assets
Impairment loss for other non-current asset	$ 4,216	$ 0	$ 0